Share capital (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Preferred Shares Outstanding

The Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31, 2013	December 31, 2012
Series	Authorized	Issued
A	315,000	200,000	$344,262	$305,872
B	260,000	—	—	—
C	40,000,000	13,665,531	341,638	350,000
D	20,000,000	5,105,000	127,625	77,625
R	1,000,000	—	—	—